Stockholders' Equity Note Disclosure: Share-Based Payment Arrangement, Option, Activity (Tables)	Dec. 31, 2022
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2020	325,000	$0.50	4.84
Granted	797,916,666	0.002	-
Balance at December 31, 2021	798,241,666	$0.002	4.26
Granted	750,000,000	$0.0005	7.00
Exercised	(250,000)	0.50	2.40
Balance at December 31, 2022	1,547,991,666	$0.0005	4.71
Warrants exercisable at December 31, 2022	1,547,991,666	$0.0005	4.71